Note 10 - Income Tax Provision (Details Textual) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Statement Line Items [Line Items]
Tax expense (income)	$ 4,199	$ 2,961
Applicable tax rate	27.00%	27.00%